Condensed Statements of Changes in Shareholders’ Equity Defecit (Unaudited) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 20, 2021
Balance (in Shares) at Jan. 20, 2021
Issuance of Class B ordinary shares to Sponsor		$ 575	24,425		$ 25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		5,750,000
Proceeds allocate to public warrants, net of offering costs			9,072,568		9,072,568
Sale of 10,050,000 private placement warrants to Sponsor, net of offering costs			10,014,058		10,014,058
Re-measurement of redeemable Class A ordinary shares to redemption amount			(19,111,051)	(6,883,369)	(25,994,420)
Net loss				(313,274)	(313,274)
Balance at Dec. 31, 2021		$ 575		(7,196,643)	(7,196,068)
Balance (in Shares) at Dec. 31, 2021		5,750,000
Net loss				(490,179)	(490,179)
Balance at Mar. 31, 2022		$ 575		(7,686,822)	(7,686,247)
Balance (in Shares) at Mar. 31, 2022		5,750,000
Balance at Dec. 31, 2021		$ 575		(7,196,643)	(7,196,068)
Balance (in Shares) at Dec. 31, 2021		5,750,000
Net loss					(539,366)
Balance at Sep. 30, 2022		$ 575		(8,596,718)	(8,596,143)
Balance (in Shares) at Sep. 30, 2022		5,750,000
Balance at Dec. 31, 2021		$ 575		(7,196,643)	(7,196,068)
Balance (in Shares) at Dec. 31, 2021		5,750,000
Net loss				(1,763,793)	(1,763,793)
Remeasurement of Class A common stock to redemption amount				(2,129,761)	(2,129,761)
Balance at Dec. 31, 2022		$ 575		(11,090,197)	(11,089,622)
Balance (in Shares) at Dec. 31, 2022		5,750,000
Balance at Mar. 31, 2022		$ 575		(7,686,822)	(7,686,247)
Balance (in Shares) at Mar. 31, 2022		5,750,000
Net loss				(47,753)	(47,753)
Remeasurement of Class A common stock to redemption amount				(246,790)	(246,790)
Remeasurement of Class A common stock to redemption amount (in Shares)
Balance at Jun. 30, 2022		$ 575		(7,981,365)	(7,980,790)
Balance (in Shares) at Jun. 30, 2022		5,750,000
Net loss				(1,434)	(1,434)
Remeasurement of Class A common stock to redemption amount				(613,919)	(613,919)
Remeasurement of Class A common stock to redemption amount (in Shares)
Balance at Sep. 30, 2022		$ 575		(8,596,718)	(8,596,143)
Balance (in Shares) at Sep. 30, 2022		5,750,000
Balance at Dec. 31, 2022		$ 575		(11,090,197)	(11,089,622)
Balance (in Shares) at Dec. 31, 2022		5,750,000
Net loss				(2,043,322)	(2,043,322)
Remeasurement of Class A common stock to redemption amount				(553,425)	(553,425)
Initial measurement of forward purchase units				(3,830,000)	(3,830,000)
Reduction of deferred underwriting fee payable				2,415,000	2,415,000
Balance at Mar. 31, 2023		$ 575		(15,101,944)	(15,101,369)
Balance (in Shares) at Mar. 31, 2023		5,750,000
Balance at Dec. 31, 2022		$ 575		(11,090,197)	(11,089,622)
Balance (in Shares) at Dec. 31, 2022		5,750,000
Issuance of Class B ordinary shares to Sponsor					$ 3,500,000
Issuance of Class B ordinary shares to Sponsor (in Shares)					50,000
Net loss					$ (7,237,691)
Balance at Sep. 30, 2023		$ 575		(21,390,327)	(21,389,752)
Balance (in Shares) at Sep. 30, 2023		5,750,000
Balance at Mar. 31, 2023		$ 575		(15,101,944)	(15,101,369)
Balance (in Shares) at Mar. 31, 2023		5,750,000
Net loss				(1,374,295)	(1,374,295)
Remeasurement of Class A common stock to redemption amount				(554,814)	(554,814)
Remeasurement of Class A common stock to redemption amount (in Shares)
Balance at Jun. 30, 2023		$ 575		(17,031,053)	(17,030,478)
Balance (in Shares) at Jun. 30, 2023		5,750,000
Net loss				(3,820,074)	(3,820,074)
Remeasurement of Class A common stock to redemption amount				(539,200)	(539,200)
Remeasurement of Class A common stock to redemption amount (in Shares)
Balance at Sep. 30, 2023		$ 575		$ (21,390,327)	$ (21,389,752)
Balance (in Shares) at Sep. 30, 2023		5,750,000